CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss from continuing operations	$ (14,439,105)	$ (8,768,386)	$ (125,022)
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities:
Depreciation and amortization expense	233,343	112,676
Provision for doubtful receivables	16,233
Derivative expense - unsecured convertible promissory notes payable	1,785,354	5,441,825
Change in fair value of embedded derivative liability	4,985,109	(452,968)
Debt conversion charge	383,690
Gain on equity settlement	(1,800)
Amortization of debt discount	1,358,972	282,572
Cancellation loan fee from Conquistador Shipping		110,000
Stock-based compensation	4,097,034	1,700,000
Shares of Common Stock issued for services	11,340	61,667
Increase in:
Trade receivables, net	(1,410)	(16,031)
Other receivables	(543,725)
Inventories	(8,032)	(160,940)
Prepaid expenses	(103,744)	(8,707)
Increase/(decrease) in:
Accounts payable	90,947	229,288	(3,747)
Accrued liabilities	44,624	54,629
Accrued interest	1,356,930	672,651
Deferred revenue	(90,574)	103,129
Due to related parties	735,450
Payments for special survey costs		(157,368)
Net cash used in operating activities - continuing operations	(89,364)	(795,963)	(128,769)
Net cash provided by/(used in) operating activities - discontinued operations	83,065	235,238	(256,502)
Net cash used in operating activities	(6,299)	(560,725)	(385,271)
CASH FLOWS FROM INVESTING ACTIVITIES
Vessel acquisitions		(1,157,000)
Cash acquired through business combination			385,628
Restricted cash	171	(1,125)
Net cash provided by/(used in) investing activities - continuing operations	171	(1,158,125)	385,628
Net cash movement in investing activities - discontinued operations
Net cash provided by/(used in) investing activities	171	(1,158,125)	385,628
CASH FLOWS FROM FINANCING ACTIVITIES
Principal repayments of short-term debt	(500,000)
Proceeds from short-term debt		300,000
Proceeds from loan facility from related party	200,000	300,000
Proceeds from stock subscription liability		50,000
Proceeds from unsecured convertible promissory notes	502,000	830,000
Proceeds from promissory notes payable		200,000
Principal payments on capital lease		(166,003)
Dividends paid		(188,223)
Net cash provided by financing activities - continuing operations	202,000	1,325,774
Net cash provided by financing activities - discontinued operations			13,808
Net cash provided by financing activities	202,000	1,325,774	13,808
Net increase/(decrease) in cash	195,872	(393,076)	14,165
Cash and cash equivalents - beginning of period	13,791	406,867	392,702
Cash and cash equivalents - end of period	209,663	13,791	406,867
Less cash and cash equivalents - end of period - discontinued operations		73	21,239
Cash and cash equivalents - end of period - continuing operations	209,663	13,718	385,628
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest expense	115,087	110,158
Cash paid for income taxes
Non-cash investing and financing activities
Purchase of vessel with capital lease		(1,850,245)
Capitalized initial direct cost related to Vessel with note payable and accrued interest		(355,880)
Conversion of formerly existed Series A and formerly existed Series B Preferred shares in shares of Common Stock		(210)
Issuance of unsecured convertible promissory notes - conversion of promissory note, stock subscription liability and accrued interest		624,209
Issuance of unsecured convertible promissory note - for stock subscription liability, net of debt discount		1,050,000
Short-term debt payable for purchase of vessel, net of debt discount		970,000
Advances for bareboat contract			500,000
Escrow account			99,965
Stock subscription liability			(1,000,000)
Issuance of common shares to settle interest expense	47,378
Issuance of common shares to settle convertible notes	200,400
Issuance of common shares to settle stock-based compensation	$ 1,700,000